UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Dryden Core Investment Fund

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2006

Date of reporting period:	1/31/2006

Item 1–	Reports to Stockholders –

Fees and Expenses (Unaudited)

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended July 31, 2005.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period. The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), 403(b) accounts, and 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fee ($12.50 for the six month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), 403(b) accounts, and 529 plan accounts. As of the close of the six months covered by the table,

Dryden Core Investment Fund/Taxable Money Market Series/Short-Term Bond Series	1

IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Core Investment Fund/ Taxable Money Market Series	Beginning Account Value August 1, 2005	Ending Account Value January 31, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Actual	$1,000.00	$1,020.20	0.02%	$0.10
Hypothetical	$1,000.00	$1,025.10	0.02%	$0.10

* Series expenses are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended July 31, 2005, and divided by the 365 days in the Fund’s current fiscal year (to reflect the six-month period).

Dryden Core Investment Fund/ Short-Term Bond Series		Beginning Account Value August 1, 2005	Ending Account Value January 31, 2006	Annualized Expense Ratio	Expenses Paid During the Six- Month Period*

Class A	Actual**	$1,000.00	$1,009.50	0.08%	$0.19
	Hypothetical	$1,000.00	$1,024.80	0.08%	$0.41

* Series expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2006, and divided by the 365 days in the Series’ fiscal year ended January 31, 2006 (to reflect the six-month period) with the exception of the Series’ ‘Actual’ information which reflects the 86 day period ended January 31, 2006 due to its inception date of November 7, 2005.

** The Fund commenced operations on November 7, 2005.

2	Visit our website at www.jennisondryden.com

Portfolio of Investments

as of January 31, 2006

Principal Amount (000)	Description	Value (Note 1)

Certificates of Deposit 21.8%
	Bank of America N.A.
$ 75,000	4.31%, 2/1/06	$75,000,000
	Bank of New York
200,000	4.55%, 10/27/06	200,000,000
	Bank of Nova Scotia
122,500	4.805%, 10/31/06	122,497,768
	Barclay Bank PLC
95,000	4.23%, 2/2/06	95,000,000
245,000	4.34%, 7/5/06(b)	244,981,600
160,000	4.41%, 5/16/06(b)	159,990,900
150,000	4.452%, 12/22/06(d)	149,974,706
	Citibank N.A.
120,000	4.265%, 2/10/06	120,000,000
	Dexia Bank NY
225,000	4.335%, 2/1/06	225,000,000
	Fortis Bank NV S.A.
140,000	4.30%, 9/28/06	140,000,000
	HBOS Treasury Services PLC
50,000	4.50%, 10/16/06	50,000,000
	Royal Bank of Scotland PLC
66,750	4.317%, 4/5/06	66,744,069
100,000	4.30%, 9/28/06	100,000,000
	Skandinaviska Enskilda Banken AB
175,000	4.905%, 2/1/07	175,008,452
	Societe Generale
210,000	4.50%, 10/13/06	210,000,000
150,000	4.81%, 10/30/06	150,000,000
100,000	4.54%, 3/28/06	100,000,000
	State Street Bank and Trust
75,000	4.55%, 1/16/07	74,998,001
	Suntrust Banks Inc.
211,000	4.282%, 5/12/06(b)	210,995,248
	Toronto Dominion Bank
100,000	4.022%, 8/7/06	100,000,000
25,000	4.19%, 9/22/06	25,000,000
175,000	4.225%, 9/26/06	175,000,000
	Washington Mutual Bank FA
74,000	4.33%, 2/1/06	74,000,000
	Wells Fargo Bank N.A.
100,000	4.01%, 7/21/06	100,000,000

		3,144,190,744

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	3

Portfolio of Investments

as of January 31, 2006 Cont’d.

Principal Amount (000)	Description	Value (Note 1)

Commercial Paper 25.1%
	AB Spin Tab Swedmortgage
$ 24,681	4.38%, 2/7/06(d)	$24,663,024
	Allianz Finance Corp., 144A
57,000	4.428%, 3/6/06(d)	56,771,145
50,000	4.247%, 2/6/06(d)	49,970,833
	Amsterdam Funding Corp., 144A
25,000	4.378%, 2/2/06(d)	24,996,965
100,000	4.458%, 2/21/06(d)	99,753,333
	Cafco LLC, 144A
20,000	4.224%, 2/1/06(d)	20,000,000
100,000	4.225%, 2/2/06(d)	99,988,389
	Ciesco LP, 144A
50,000	4.24%, 2/7/06(d)	49,965,042
100,000	4.24%, 2/8/06(d)	99,918,431
32,180	4.46%, 2/22/06(d)	32,096,654
	Falcon Asset Securities Corp., 144A
100,000	4.37%, 2/8/06(d)	99,915,611
125,944	4.487%, 2/22/06(d)	125,615,601
58,474	4.517%, 2/24/06(d)	58,305,887
100,000	4.528%, 2/27/06(d)	99,674,278
50,000	4.529%, 2/28/06(d)	49,830,875
	Goldman Sachs Group, Inc.
250,000	4.533%, 2/2/06(d)	249,969,354
200,000	4.251%, 8/7/06, 144A(d)	200,000,000
	Greenwich Capital Holdings, Inc.
100,000	4.375%, 3/8/06(d)	100,000,000
50,000	4.379%, 5/5/06(d)	50,000,000
87,000	4.397%, 5/11/06(d)	87,000,000
	HSBC Finance Corp.
82,000	4.31%, 2/1/06(d)	82,000,000
125,000	4.23%, 2/2/06(d)	124,985,451
37,154	4.535%, 2/10/06(d)	37,111,923
	ING America Insurance Holdings, Inc.
50,000	4.23%, 2/1/06(d)	50,000,000
	Irish Life and Permanent PLC, 144A
25,000	4.46%, 3/15/06(d)	24,871,375
29,409	4.472%, 3/16/06(d)	29,253,561
	Long Lane Master Trust, 144A
164,752	4.31%, 2/1/06(d)	164,752,000
45,000	4.34%, 2/2/06(d)	44,994,613

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

	Park Granada LLC 144A
$252,591	4.458%, 3/6/06(d)	$251,566,428
90,000	4.582%, 4/20/06(d)	89,116,650
	Prudential PLC, 144A
100,000	4.25%, 2/7/06(d)	99,929,917
40,000	4.266%, 2/9/06(d)	39,962,489
	Sheffield Receivables, 144A
25,000	4.338%, 2/2/06(d)	24,996,993
522,000	4.529%, 2/21/06(d)	520,696,761
	Skandinaviska Enskilda Banken
125,000	4.53%, 11/27/06(d)	124,994,917
50,000	4.53%, 11/29/06(d)	49,997,953
	Swiss Refinancial Production, 144A
50,000	4.437%, 5/2/06(d)	49,457,500
	Unitedhealth Group Inc., 144A
65,000	4.528%, 2/27/06(d)	64,788,281
	Verizon Global Funding Corp., 144A
32,300	4.567%, 2/21/06(d)	32,218,353
36,100	4.568%, 2/23/06(d)	35,999,622

		3,620,130,209

Municipal Bonds 0.2%
	Massachusetts St. Health & Educational, Harvard University
29,465	4.48%, 7/1/29(b)	29,465,000

Other Corporate Obligations 29.2%
	American Express Credit Corp. M.T.N.
129,000	4.478%, 2/5/07(b)	129,025,708
	American Honda Finance M.T.N., 144A
25,000	4.41%, 3/7/06(b)	24,999,093
	Citigroup, Inc.
16,000	4.625%, 3/20/06(b)	16,001,659
84,830	4.495%, 5/19/06(b)	84,866,674
34,000	5.50%, 8/9/06	34,158,403
	General Electric Capital Assurance
22,000	4.59%, 7/24/06(b)(c)	22,000,000
125,000	4.59%, 8/15/06(b)(c)	125,000,000
111,000	4.519%, 2/9/07(b)	111,000,000
25,000	4.57%, 2/17/07(b) M.T.N.	25,000,000
	Goldman Sachs Group, Inc.
160,000	4.59%, 6/23/06(c)	160,000,000
89,220	4.69%, 1/9/07(b) M.T.N.	89,346,717

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	5

Portfolio of Investments

as of January 31, 2006 Cont’d.

Principal Amount (000)	Description	Value (Note 1)

	HSBC Finance Corp. M.T.N.
$ 50,000	4.69%, 10/27/06	$50,025,538
324,000	4.43%, 2/6/07(b)	324,000,000
	HSBC USA, Inc.
100,000	4.45%, 2/15/07(b)	100,000,000
	Irish Life and Permanent PLC M.T.N., 144A
218,000	4.53%, 2/21/07(b)(d)	217,988,103
	J.P. Morgan Chase M.T.N.
57,500	4.47%, 6/2/06(b)	57,515,654
	Merrill Lynch & Co., Inc. M.T.N.
146,625	4.755%, 1/26/07(b)	146,838,012
170,000	4.45%, 2/5/07(b)	170,000,000
184,000	4.637%, 2/12/07(b)	184,000,000
49,725	4.525%, 2/27/07(b)	49,799,333
	Metropolitan Life Insurance Co.
50,000	4.32%, 2/1/06(b)(c)	50,000,000
102,000	4.455%, 10/2/06(b)(c)	102,000,000
	Morgan Stanley Dean Witter Co. M.T.N.
144,000	4.375%, 2/2/07(b)	144,000,000
200,000	4.42%, 2/2/07(b)	200,000,000
177,000	4.61%, 2/26/07(b)	177,000,000
	National City Bank M.T.N.
50,000	4.534%, 7/26/06(b)	50,009,257
40,000	4.41%, 9/2/06(b)	40,004,244
54,000	4.50%, 9/29/06(b)	53,990,693
100,000	4.52%, 1/25/07(b)	100,027,235
	National City Bank of Indiana M.T.N.
60,000	4.489%, 6/28/06(b)	59,999,302
	Nordea Bank AB, 144A
195,000	4.417%, 2/9/07(b)	195,000,000
	Paccar Financial Corp. M.T.N.
15,825	4.431%, 3/15/06(b)	15,823,633
35,000	4.36%, 6/5/06(b)	34,993,456
90,000	4.52%, 1/14/07(b)	89,949,544
	Pacific Life Insurance Co.
36,000	4.611%, 1/12/07(b)(c)	36,000,000
	Skandinaviska Enskilda Banken AB, 144A
180,000	4.47%, 2/16/07	180,000,000
	Travelers Insurance Co.
84,000	4.49%, 7/7/06(b)(c)	84,000,000
50,000	4.49%, 2/24/06(b)(c)	50,000,000

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

	Wells Fargo & Co.
$340,000	4.345%, 2/02/07(b)	$340,000,000
	Westpac Banking Corp. M.T.N.
89,000	4.49%, 1/11/07(b)	89,000,589

		4,213,362,847

Time Deposit 2.0%
	State Street Bank and Trust Co.
291,528	4.47%, 2/1/06	291,528,000

U.S. Government Agencies 2.2%
	Federal Home Loan Bank
10,000	2.875%, 5/23/06	9,966,638
24,235	2.875%, 8/15/06	24,085,311
23,840	3.75%, 6/30/06	23,814,597
	Federal National Mortgage Association
30,000	5.25%, 6/15/06	30,130,712
36,000	4.10%, 8/22/06	35,998,140
200,000	4.299%, 9/7/06(b)	199,912,314

		323,907,712

Repurchase Agreements(e) 20.5%
150,000	Barclays Capital 4.46% dated 1/31/06 due 2/1/06, in the amount of $150,000,000, repurchase price $150,018,583. The value of collateral including accrued interest is $153,000,000.	150,000,000
225,000	BNP Paribas 4.46% dated 1/31/06 due 2/1/06, in the amount of $225,000,000, repurchase price $225,027,875. The value of collateral including accrued interest is $229,500,000.	225,000,000
450,000	Credit Suisse First Boston 4.45% dated 1/31/06 due 2/1/06, in the amount of $450,000,000, repurchase price $450,055,625. The value of collateral including accrued interest is $459,001,346.	450,000,000
20,724	Greenwich Capital 4.47% dated 1/31/06 due 2/1/06, in the amount of $20,724,000, repurchase price $20,726,573. The value of collateral including accrued interest is $21,138,845.	20,724,000
125,000	Merrill Lynch Government 4.45% dated 1/31/06 due 2/1/06, in the amount of $125,000,000, repurchase price $125,015,451. The value of collateral including accrued interest is $127,504,676.	125,000,000

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	7

Portfolio of Investments

as of January 31, 2006 Cont’d.

Principal Amount (000)	Description	Value (Note 1)

$875,381	Morgan Stanley 4.46% dated 1/31/06 due 2/01/06, in the amount of $875,381,000, repurchase price $875,489,450. The value of collateral including accrued interest is $892,888,620.	$875,381,000
375,000	Bank of America Securities 4.46% dated 1/31/06 due 2/1/06, in the amount of $375,000,000, repurchase price $375,046,458. The value of collateral including accrued interest is $382,500,000.	375,000,000
740,000	UBS Warburg 4.47% dated 1/31/06 due 2/1/06, in the amount of $740,000,000, repurchase price $740,091,883. The value of collateral including accrued interest is $754,801,258.	740,000,000

		2,961,105,000

	Total Investments 101.0% (amortized cost $14,583,689,512)(a)	14,583,689,512
	Liabilities in excess of other assets (1.0%)	(144,046,746)

	Net Assets 100.0%	$14,439,642,766

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.
(b)	Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(c)	Indicates a security that has been deemed illiquid.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Repurchase agreements are collateralized by U.S Treasury or Federal agency obligations.

The following abbreviations are used in the portfolio descriptions:

LLC—Limited Liability Company.

M.T.N.—Medium Term Note.

N.A.—National Association (National Bank).

See Notes to Financial Statements.

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The Industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2006 was as follows:

Other Corporate Obligations	29.2%
Commercial Paper	25.1
Certificates of Deposit	21.8
Repurchase Agreements	20.5
U.S. Government Agencies	2.2
Time Deposit	2.0
Municipal Bonds	0.2

101.0
Liabilities in excess of other assets	(1.0)

Total	100.0%

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	9

Portfolio of Investments

as of January 31, 2006

Description	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 63.9%

ASSET BACKED SECURITIES 50.1%
Ace Securities Corp. Home Equity Loan, Ser. 2002-HE1 Class M1(a)	Aa2	5.18%	6/25/32	$1,048	$1,058,564
Ace Securities Corp. Home Equity Loan, Ser. 2005-HE2 Class M2(a)	Aa2	4.98	4/25/35	2,000	2,002,832
American Express Credit Account Master, Ser. 2003-2 Class B(a)	A1	4.84	10/15/10	10,000	10,060,960
CDC Mortgage Capital Trust. Home Equity Loan, Ser. 2002-HE2, Class M2(a)	A2	6.03	1/25/33	1,805	1,809,775
Chase Credit Card Master Trust, Ser. 2003-3, Class B(a)	A2	4.82	10/15/10	9,800	9,847,788
Citibank Credit Card Issuance Trust, Ser. 2001-C1 Class C1(a)	Baa2	5.68	1/15/10	2,000	2,030,811
Citibank Credit Card Issuance Trust, Ser. 2002-C3, Class C3(a)	Baa2	5.63	12/15/09	4,000	4,057,426
Countywide Home Equity Loan, Ser. 2005-I, Class 2A(a)	Aaa	4.66	2/15/36	10,000	10,000,000
Countrywide Asset-Backed Certificates. Home Equity Loan, Ser. 2005-13, Class MV2(a)	Aa2	4.99	4/25/36	9,900	9,891,941
Centex Home Equity, Home Equity Loan, Ser. 2005-B, Class M1(a)	Aa1	4.93	3/25/35	3,000	3,003,520
Discover Card Master Trust I Credit Card, Ser. 2003-4, Class B1(a)	A2	4.80	5/15/11	2,515	2,527,182
Discover Card Master Trust I Credit Card, Ser. 2004-1, Class B(a)	A2	4.65	4/16/10	6,000	5,990,467

See Notes to Financial Statements.

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Description	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Federal National Mortgage Association 2006-5 3A1	N/A	4.63%	11/25/24	$10,000	$10,000,000
First Franklin Mtg. Loan Asset Cert., Home Equity Loan, Ser. 2005-FF2, Class M3(a)	Aa3	5.01	3/25/35	6,000	6,010,741
First Franklin Mtg. Loan Asset Backed Cert., Home Equity Loan, Ser. 2005-FFH4, Class M4(a)	Aa3	5.18	12/25/35	3,500	3,507,006
Fieldstone Mortgage Investment Corp., Home Equity Loan, Ser. 2005-2, Class 2A3(a)	Aaa	4.90	12/25/35	2,608	2,612,033
GE Capital Credit Card Master Note Trust, Credit Card, Ser.2004-1, Class B(a)	A2	4.77	6/15/10	1,900	1,904,229
GE Capital Credit Card Master Note Trust, Home Equity Loan, Ser. 2004-2, Class B(a)	A2	4.73	9/15/10	1,600	1,602,095
GMAC Mortgage Corp Loan Trust, Home Equity Loan, Ser. 2004-HE4, Class A2(a)	Aaa	4.72	3/25/35	10,000	10,021,544
GMAC Mortgage Corp Loan Trust, Home Equity Loan, Ser. 2005-HE3, Class A2(a)	Aaa	4.68	2/25/36	7,775	7,766,494
GSAMP Trust Home Equity Loan, Ser. 2005-AHL2, Class A1B(a)	Aaa	4.84	12/25/35	4,924	4,923,732
GSAMP Trust Home Equity Loan, Ser. 2005-HE6, Class M2(a)	Aa2	4.98	11/25/35	4,500	4,503,629
Household Affinity Credit Card Master Note, Credit Card, Ser. 2003-2, Class B(a)	A2	2.51	2/15/08	4,446	4,441,699
Ixis Real Estate Capital Trust. Home Equity Loan, Ser. 2006-HE1, Class A4(a)	Aaa	4.86	6/25/36	3,000	3,000,000

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	11

Portfolio of Investments

as of January 31, 2006 Cont’d.

Description	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

JP Morgan Mortgage Acquisition Corp., Home Equity Loan, Ser. 2005-FLD1, Class A2(a)	Aaa	4.79%	7/25/35	$3,000	$3,004,324
MBNA Credit Card Master Note, Credit Card, Ser. 2001-C1, Class C1(a)	Baa2	5.52	10/15/08	10,000	10,021,324
Mellon Bank Home Equity Loan Trust, Home Equity Loan, Ser. 2001-1, Class A(a)	Aaa	4.73	3/20/27	2,215	2,214,509
Marlin Leasing Receivables LLC, Equipment, Ser. 2004-1A, Class A4(a)144A	Aaa	4.77	5/15/11	10,000	10,021,900
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-AM3, Class M2(a)	A2	6.53	2/25/33	5,000	5,046,736
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-NC5, Class M2(a)	A2	6.13	10/25/32	5,000	5,033,725
Morgan Stanley Home Equity Loans, Home Equity Loan, Ser. 2005-2, Class M1(a)	Aa1	4.94	5/25/35	4,366	4,381,132
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2005-5, Class M2(a)	Aa2	4.80	12/25/35	8,000	8,012,806
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2005-5, Class M3(a)	Aa3	4.82	12/25/35	2,000	2,003,131
Ownit Mortgage Loan Asset Backed Certificates, Home Equity Loan, Ser. 2005-2, Class A2B(a)	Aaa	4.73	3/25/36	9,900	9,903,046
Popular ABS Mortgage Pass-Though Trust, Home Equity Loan, Ser.2005-B, Class M1(a)	Aa1	5.01	8/25/35	4,552	4,571,547

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Description	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Residential Asset Mortgage Products, Home Equity Loan, Ser. 2005-RZ2, Class AI3(a)	Aaa	4.80%	5/25/35	$5,000	$5,006,689
Residential Asset Securities Corp., Home Equity Loan. Ser. 2003-KS7, Class AIIB(a)	Aaa	4.85	9/25/33	3,197	3,200,360
Residential Asset Securities Corp., Home Equity Loan, Ser. 2005-EMX5, Class A3(a)	Aaa	4.86	12/25/35	4,200	4,199,822
Residential Funding Mortgage Securities, Home Equity Loan, Sec. 2005-HS2, Class AII(a)	Aaa	4.71	12/25/35	9,162	9,161,473
Structured Asset Securities Corp., Home Equity Loan, Ser. 2005-WF1, Class A2(a)	Aaa	4.73	02/25/35	6,500	6,504,828
Structured Asset Securities Corp., Home Equity Loan, Ser. 2005-WF4, Class M2(a)	Aa2	4.96	11/25/35	3,500	3,506,762
Specialty Underwriting & Residential Finance, Home Equity Loan, Ser. 2005-BC4. Class A2C(a)	Aaa	4.88	9/25/36	4,000	4,006,250

Total Asset-Backed (cost $222,273,519)					222,374,832

COMMERCIAL MORTGAGE BACKED SECURITIES 1.1%
Bank of America Large Loan 2005-MIB1 A1, 144A(a) (cost $4,999,175)	Aaa	4.62	3/15/22	4,999	4,997,577

CORPORATE BONDS 12.7%

Banking 1.4%
Citigroup Inc., Notes(a)	Aa1	4.60	6/09/09	2,070	2,073,979

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	13

Portfolio of Investments

as of January 31, 2006 Cont’d.

Description	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

J.P. Morgan Chase & Co., Notes, Ser. MTNC(a)	Aa3	4.47%	12/03/07	$4,000	$4,004,652

					6,078,631

Brokerage 2.3%
Goldman Sachs, Ser. MTNB(a)	Aa3	4.92	3/28/08	5,000	5,028,110
Morgan Stanley, Notes, 144A(a)	Aa3	4.71	1/12/07	5,000	5,005,090

					10,033,200

Savings & Loans 1.1%
Washington Mutual Bank,. Notes, Ser. BKNT(a)	A2	4.38	11/16/07	5,000	5,001,510

Technology—Software/Services 1.1%
Oracle Corp., Ser. Notes, 144A(a)	A3	4.81	1/13/09	5,000	4,998,945

Wireless 2.2%
Vodafone Group PLC(a)	A2	4.581	6/29/07	10,000	9,998,420

Non-Captive Finance 4.6%
Citigroup Inc., Notes(a)	A2	4.65	12/19/08	5,000	4,998,945
General Electric Capital Corp., Ser. MTNA(a)	Aaa	4.41	2/02/09	8,300	8,323,032
HSBC Finance Corp., Notes, M.T.N(a)	Aa3	4.59	12/05/08	3,000	3,000,330
SLM Corp., Notes, Ser. MTNA(a)	A2	4.82	1/26/09	4,000	4,005,272

					20,327,579

Total corporate bonds (cost $56,432,564)					56,438,285

Total long-term investments (cost $283,705,258)					283,810,694

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Description	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

SHORT-TERM INVESTMENTS 36.6%

COMMERCIAL PAPER 13.4%(b)
Clorox Co. 144A		4.39%	2/03/06	$3,022	$3,020,916
Coors Brewing Co. 144A		4.35	2/03/06	5,000	4,998,235
Daimler Chrysler AG		4.65	3/15/06	10,000	9,944,459
ERAC USA Finance Co. 144A		4.50	2/10/06	7,367	7,357,791
Hartford Financial Services Group Inc. 144A		4.42	2/06/06	5,074	5,070,331
ITT Industry-Indiana Inc. 144A		4.32	2/03/06	5,000	4,998,235
Keyspan Corp. 144A		4.35	2/06/06	3,079	3,076,809
Keyspan Corp. 144A		4.59	4/17/06	6,980	6,912,434
Weatherford Intl. Ltd. 144A		4.44	2/10/06	6,031	6,023,690
Weatherford Intl. Ltd. 144A		4.43	2/06/06	8,000	7,994,203

Total commercial paper (cost $59,403,987)					59,397,103

CORPORATE BONDS 11.2%

Building Material 1.1%
Masco Corp., Notes	Baa1	6.75	3/15/06	5,000	5,009,781

Capital Goods 2.0%
Eaton Corp.	A2	8.00	8/15/06	2,400	2,437,500
John Deere Cap. Corp., Ser. MTND(a)	A3	4.47	8/24/06	1,225	1,225,679
Textron Financial Corp., Notes, Ser. MTNE(a)	A3	5.87	4/24/06	5,000	5,013,835

					8,677,014

Commercial Services 0.3%
ERAC USA Finance Co., 144A	Baa1	6.63	5/15/06	1,225	1,228,723

Diversified Financial Services 1.1%
Countrywide Home Loan., Ser. MTNL(a)	A3	4.69	4/12/06	5,000	4,999,790

Electrical Utilities 1.1%
Dominion Resources, Inc., Sr. Notes	Baa1	3.66	11/15/06	5,000	4,942,065

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	15

Portfolio of Investments

as of January 31, 2006 Cont’d.

Description	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Food 2.3%
General Mills Inc., M.T.N.	Baa2	6.45%	10/15/06	$5,000	$5,050,360
Kraft Foods, Inc., Notes	A3	4.63	11/01/06	5,000	4,986,824

					10,037,184

Health Care Services 1.1%
WellPoint Health Network, Notes	Baa1	6.38	6/15/06	5,000	5,025,680

Real Estate Investment Trust 1.1%
Duke Realty Corp., Bond(a)	Baa1	7.05	3/01/06	5,000	5,007,850

Telecommunications—Cellular 1.1%
Verizon Wireless, Notes	A3	5.38	12/15/06	5,000	5,014,210

Total corporate bonds (cost $50,007,088)					49,942,297

LOAN PARTICIPATIONS 12.0%
Archstone Smith Trust(c)		4.53	2/16/06	8,361	8,361,000
ERP Operating Limited Partnership(c)		4.60	2/23/06	7,000	7,000,000
Florida Power & Light Co.		4.55	2/01/06	10,591	10,591,000
Mack-Cali Realty Corp.(c)		4.64	2/28/06	5,000	5,000,000
Kimco Realty Corp.(c)		4.64	3/01/06	9,000	9,000,000
Simon Property Group Inc.(c)		4.64	2/28/06	8,000	8,000,000
United Dominion Realty Trust(c)		4.60	2/23/06	5,000	5,000,000

Total Loan Participations (cost $52,952,000)					52,952,000

Total short-term investments (cost $162,363,075)					162,291,400

Total Investments 100.5% (cost $446,068,333)(d)					446,102,094
Liabilities in excess of other assets (0.5)%					(2,141,356)

Net Assets 100.0%					$443,960,738

See Notes to Financial Statements.

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*	The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.

NR—no Moody’s or Standard & Poor’s rating available.

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at period end.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a security that has been deemed illiquid.
(d)	The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.

The following abbreviations are used in the portfolio descriptions:

LLC—Limited Liability Company

M.T.N.—Medium Term Note

The industry classification of portfolio holdings and liabilities in excess of assets shown as a percentage of net assets as of January 31, 2006 was as follows:

Asset Backed Securities	50.1%
Commercial Paper	13.4
Loan Participations	12.0
Non Captive Finance	4.6
Brokerage	2.3
Food	2.3
Wireless	2.2
Capital Good	2.0
Banking	1.4
Building Material	1.1
Commercial Mortgage Backed Securities	1.1
Diversified Financial Services	1.1
Electrical Utilities	1.1
Health Care Services	1.1
Real Estate Investment Trust	1.1
Savings & Loans	1.1
Technology-Software/Services	1.1
Telecommunications—Cellular	1.1
Commercial Services	0.3

100.5
Liabilities in excess of other assets	(0.5)

100.0%

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	17

Statement of Assets and Liabilities

as of January 31, 2006

Assets
Investments, at amortized cost which approximates market value	$14,583,689,512
Cash	1,462,991
Interest receivable	43,241,981
Prepaid expenses	291,070
Receivable from custodian	110,087

Total assets	14,628,795,641

Liabilities
Payable for investments purchased	175,008,452
Dividend payable	13,834,536
Accrued expenses	100,953
Management fee payable	186,372
Transfer agent fee payable	17,103
Deferred trustees’ fee	5,459

Total liabilities	189,152,875

Net Assets	$14,439,642,766

Net assets were comprised of:
Common stock, at par	$14,439,364
Paid-in capital in excess of par	14,424,903,322

14,439,342,686
Undistributed net investment income	402,129
Accumulated net realized loss on investments	(102,049)

Net assets January 31, 2006	$14,439,642,766

Net asset value, offering price and redemption price per share ($14,439,642,766 ÷ 14,439,363,789 shares of $.001 par value common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

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Statement of Operations

Year Ended January 31, 2006

Net Investment Income
Income
Interest	$420,628,630

Expenses
Management fee	1,751,340
Insurance expense	257,000
Custodian’s fees and expenses	203,000
Transfer agent’s fees and expenses (including affiliated expense of $93,600)	96,000
Trustees’ fees	50,000
Legal fees and expenses	37,000
Reports to shareholders	29,000
Audit fee	16,000
Miscellaneous	5,462

Total expenses	2,444,802

Net investment income	418,183,828

Net Realized Loss On Investments:
Net realized loss on investment transactions	(102,049)

Net Increase In Net Assets Resulting From Operations	$418,081,779

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	19

Statement of Changes in Net Assets

	Year Ended January 31,
	2006	2005
Increase (Decrease) In Net Assets
Operations
Net investment income	$418,183,828	$196,215,944
Net realized gain (loss) on investment transactions	(102,049)	478,901

Net increase in net assets resulting from operations	418,081,779	196,694,845

Dividends and distributions from Net Investment Income (Note 1)	(417,781,699)	(196,694,845)

Net proceeds from shares subscribed	107,293,543,359	92,617,489,664
Net asset value of shares issued to shareholders in reinvestment of dividends and distributions	409,944,391	194,084,610
Cost of shares reacquired	(105,188,887,557)	(93,656,411,733)

Net increase (decrease) in net assets from Series share transactions	2,514,600,193	(844,837,459)

Total increase (decrease)	2,514,900,273	(844,837,459)

Net Assets
Beginning of year	11,924,742,493	12,769,579,952

End of year	$14,439,642,766	$11,924,742,493

(a) Includes undistributed net investment income of:	$402,129	—

See Notes to Financial Statements.

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Statement of Assets and Liabilities

as of January 31, 2006

Assets
Unaffiliated investments, at value (cost $446,068,333)	$446,102,094
Cash	1,002,623
Receivable for Series shares sold	5,000,000
Interest receivable	1,428,960

Total assets	453,533,677

Liabilities
Payable for Series shares reacquired	5,000,000
Payable for investments purchased	4,051,152
Dividend payable	444,975
Management fee payable	48,409
Transfer agent fee payable	23,561
Accrued expenses	4,842

Total liabilities	9,572,939

Net Assets	$443,960,738

Net assets were comprised of:
Common stock, at par	$44,391
Paid-in capital in excess of par	443,868,273

443,912,664
Accumulated net realized gains on investments	14,313
Net unrealized appreciation on investments	33,761

Net assets, January 31, 2006	$443,960,738

Net asset value, offering price and redemption price per share ($443,960,738 ÷ 44,391,266 shares of $.001 par value common stock issued and outstanding)	$10.00

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	21

Statement of Operations

For the period November 7, 2005(a) through January 31, 2006

Net Investment Income
Income
Unaffiliated Interest	$4,448,667

Expenses
Management fee	48,972
Transfer agent’s fees and expenses (including affiliated expense of $24,000)	24,000
Custodian’s fees and expenses	19,000
Legal fees and expenses	8,000
Audit fee	4,000
Miscellaneous	7,120

Total expenses	111,092
Less: expense waiver (Note 2)	(34,281)

Net expenses	76,811

Net investment income	4,371,856

Net Realized And Unrealized Gain On Investments
Net realized gain on investment transactions	16,830
Net unrealized appreciation on investments	33,761

Net gain on investments	50,591

Net Increase In Net Assets Resulting From Operations	$4,422,447

(a) Commencement of investment operations.

See Notes to Financial Statements.

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Statement of Changes in Net Assets

November 7, 2005(a) through January 31, 2006
Increase In Net Assets
Operations
Net investment income	$4,371,856
Net realized gain on investment transactions	16,830
Net unrealized appreciation on investments	33,761

Net increase in net assets resulting from operations	4,422,447

Dividends from net investment income (Note 1)	(4,374,373)

Series share transactions
Net proceeds from shares subscribed	671,003,446
Net asset value of shares issued to shareholders in reinvestment of dividends	3,924,728
Cost of shares reacquired	(231,015,510)

Net increase in net assets from Series share transactions	443,912,664

Total increase	443,960,738

Net Assets
Beginning of period	—

End of period	$443,960,738

(a) Commencement of investment operations.

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	23

Notes to Financial Statements

Dryden Core Investment Fund (the “Fund”), is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company.

The Fund consists of six series—the Taxable Money Market Series, the Short-Term Bond Series, the Short-Term Municipal Bond Series, the National Municipal Money Market Series, the Government Money Market Series and the Treasury Money Market Series. The Short-Term Municipal Bond Series, the National Municipal Money Market Series, the Government Money Market Series and the Treasury Money Market Series have not yet commenced operations. The Short-Term Bond Series commenced investment operations on November 7, 2005.

The investment objective of the Money Market Series is current income consistent with the preservation of capital and the maintenance of liquidity. The Money Market Series invests primarily in money market instruments maturing in 13 months or less whose ratings are within the two highest short-term ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality as determined by the Money Market Series’ investment advisors. The ability of the issuers of the securities held by the Money Market Series to meet their obligations may be affected by economic developments in a specific industry or region.

The investment objective of the Short-Term Bond Series is high current income consistent with the preservation of principal. Under normal circumstances, the Short-Term Bond Series will invest at least 80% of its investable assets in debt obligations with maturities of three years or less. These debt obligations will include money market obligations, bonds and other fixed income debt obligations such as U.S. Government securities (including U.S. Treasury bills, notes and bonds), mortgage-backed securities, asset-backed securities, foreign securities and other short-term debt obligations. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry or region.

Shares of the Money Market Series and the Short-Term Bond Series are available only to investment companies managed by Prudential Investments LLC (“PI”) and certain investment advisory clients of the subadvisor. At January 31, 2006, 100% of the shares outstanding were owned by such entities.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Series, in the preparation of its financial statements.

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Securities Valuation: The Money Market Series values portfolio securities at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Directors. The Short-Term Bond Series values portfolio securities listed on a securities exchange are valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Director’s approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Short-term securities which mature in more than sixty days are valued at current market quotations. Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Money Market Series may hold up to 10% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). The Short-Term Bond Series may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). The restricted securities held by the Series at January 31, 2006 include registration rights under which the Series may demand registration by the issuer. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Series’ policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the

Dryden Core Investment Fund	25

Notes to Financial Statements

Cont’d

collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount and debt securities as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Money Market Series and the Short-Term Bond Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Money Market Series declares all of its net investment income and net realized short-term capital gains or losses, if any, as dividends daily to its shareholders of record at the time of such declaration. The Short-Term Bond Series declares all of its net investment income as dividends daily to its shareholders of record at the time of such declaration. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which differ from generally accepted accounting principles

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Series has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement

26	Visit our website at www.jennisondryden.com

provides that PIM will furnish investment advisory services in connection with the management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI pays for the services of PIM, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

For its services, PI will be reimbursed for its direct costs, exclusive of any profit or overhead. The costs are accrued daily payable monthly. For the period ended January 31, 2006, the costs were at an effective annual rate of .015% of the Money Market Series’ and 0.05% for the Short-Term Bond Series.

PI and PIM are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Note 4. Portfolio Securities

The Short-Term Bond Series’ purchases and sales of investment securities, other than short-term investments, for the period November 7, 2005 (commencement of investment operations) through January 31, 2006, aggregated $311,804,763 and $18,125,677, respectively.

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income, accumulated net realized capital gains on investments and paid-in-capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized gains on

Dryden Core Investment Fund	27

Notes to Financial Statements

Cont’d

investments. For the year ended January 31, 2006, the adjustment for the Short-Term Bond Series, was to increase undistributed net investment income and to decrease accumulated net realized gains on investments by $2,517 due to reclassification of paydown losses.

The tax character of distributions paid during the year ended January 31, 2006 were as follows:

Series	Ordinary Income	Long-Term Capital Gains	Total Distributions
Taxable Money Market Series	$417,781,699	$—	$417,781,699
Short-Term Bond Series	4,374,373	—	4,374,373

The tax character of distributions paid during the year ended January 31, 2005 were as follows:

Series	Ordinary Income	Long-Term Capital Gains	Total Distributions
Taxable Money Market Series	$196,618,444	$76,401	$196,694,845

As of January 31, 2006, the accumulated undistributed earnings on a tax basis were as follows:

Series	Accumulated Ordinary Income
Taxable Money Market Series*	$14,242,124
Short-Term Bond Series**	459,288

* includes a timing difference of $13,834,536 for dividends payable.

** includes a timing difference of $444,975 for dividends payable.

As of January 31, 2006, for federal income tax purposes, Taxable Money Market Series had a capital loss carryforward of approximately $100,200 which expires in 2014. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts. In addition, the Taxable Money Market Series elected to treat post-October capital losses of approximately $1,800 incurred in the three month period ended January 31, 2006 as having been incurred in the following fiscal year.

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Note 6. Capital

	Taxable Money Market Series		Short-Term Bond Series*
	Shares	Amount	Shares	Amount
Period or fiscal year ended January 31, 2006:
Shares sold	107,293,543,359	$107,293,543,359	67,100,344	$671,003,446
Shares issued in reinvestment of distributions	409,944,391	409,944,391	392,473	3,924,728
Shares reacquired	(105,188,887,557)	(105,188,887,557)	(23,101,551)	(231,015,510)

Net increase (decrease) in shares outstanding	2,514,600,193	$2,514,600,193	44,391,266	$443,912,664

Year ended January 31, 2005:
Shares sold	92,617,489,664	$92,617,489,664
Shares issued in reinvestment of distributions	194,084,610	194,084,610
Shares reacquired	(93,656,411,733)	(93,656,411,733)

Net increase (decrease) in shares outstanding	(844,837,459)	$(844,837,459)

* Commenced operations on 11/7/05.

Dryden Core Investment Fund	29

Financial Highlights

Year Ended January 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.00

Net investment income and net realized gains	.03
Dividends and distributions to shareholders	(.03)

Net asset value, end of year	$1.00

Total Return(a):	3.46%
Ratios/Supplemental Data:
Net assets, end of year (000)	$14,439,643
Average net assets (000)	$11,936,264
Ratios to average net assets:
Expenses	.02%
Net investment income	3.50%

(a)	Total investment return is calculated assuming purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Year Ended January 31,
2005	2004	2003	2002

$1.00	$1.00	$1.00	$1.00

.02	.01	.02	.04
(.02)	(.01)	(.02)	(.04)

$1.00	$1.00	$1.00	$1.00

1.50%	1.20%	1.85%	4.12%

$11,924,742	$12,769,580	$7,053,923	$6,724,703
$13,091,919	$8,669,076	$7,105,089	$5,289,046

.02%	.03%	.03%	.03%
1.50%	1.20%	1.84%	3.66%

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	31

Financial Highlights

Cont’d

	November 7, 2005(a) through January 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00

Income from investment operations:
Net investment income	.10
Net realized and unrealized gain on investment transactions	—	(b)

Total from investment operations	.10

Less Dividends
Dividends from net investment income	(.10)

Net asset value, end of period	$10.00

Total Return(c):	.95%
Ratios/Supplemental Data:
Net assets, end of period (000)	$443,961
Average net assets (000)	$415,749
Ratios to average net assets:
Expenses	.08	%(d)(e)
Net investment income	4.47	%(d)(e)
Portfolio turnover rate	7	%(f)

(a)	Commencement of investment operations.
(b)	Amount represents less than $.005 per share.
(c)	Total return is calculated assuming purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(d)	The Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes, and brokerage commissions). The Manager will reimburse the Fund .035% of average daily net assets. If the Manager had not reimbursed the Fund, the expenses and the net investment income ratios would have been .11% and 4.43%, respectively, for the period November 7, 2005 (commencement of investment operations) through January 31, 2006.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com	Dryden Core Investment Fund/Short-Term Bond Series

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of

Dryden Core Investment Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Taxable Money Market Series and the Short-Term Bond Series, each a series of the Dryden Core Investment Fund (hereafter referred to as the “Funds”), as of January 31, 2006, and for Taxable Money Market Series, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended; and for Short-Term Bond Series, the statement of operations, changes in net assets and financial highlights for the period from November 7, 2005 (commencement of operations) to January 31, 2006. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of Taxable Money Market Series for the years presented prior to the year ended January 31, 2004, were audited by another independent registered public accounting firm, whose report dated March 18, 2003, expressed an unqualified opinion thereon.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of January 31, 2006, and the results of their operations, the changes in their net assets and the financial highlights for each of the years or period referred to in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

New York, New York

March 30, 2006

Dryden Core Investment Fund	33

Federal Income Tax Information

(Unaudited)

We are required by the Internal Revenue Code to advise you within 60 days of the Funds’ fiscal period end (January 31, 2006) as to the federal tax status of dividends and distributions paid by the Series’ during such fiscal period.

During fiscal period ended January 31, 2006, the Funds paid aggregate dividends and distributions as follows:

	Taxable Money Market Series	Short-Term Bond Series

Ordinary Income	$.03	$.10

The Taxable Money Market Series and Short Term Bond Series both intend to designate 100% of the ordinary income dividends as qualified interest income under The American Jobs Creation Act of 2004.

In January 2007, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by you in calendar year 2006.

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Management of the Fund

(Unaudited)

Information pertaining to the Trustees of the Fund is set forth below. Trustees who are not deemed to be “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the 1940 Act), are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Fund are referred to as “Interested Trustees.” “Fund Complex”† consists of the Fund and any other investment companies managed by PI.

Independent Trustees(2)

Linda W. Bynoe (53), Trustee since 2005(3) Oversees 82 portfolios in Fund complex

Principal occupations (last 5 years): President and Chief Executive Officer (since March 1995) of Telemat, Ltd. (management consulting); formerly Vice President at Morgan Stanley & Co.

Other Directorships held: Trustee of Dynegy Inc. (energy services) (since September 2002) and Simon Property Group, Inc. (real estate investment trust) (since May 2003); Anixter International (communication products distributor) (since January 2006).

David E.A. Carson (71), Trustee since 2003(3) Oversees 86 portfolios in Fund complex

Principal occupations (last 5 years): Formerly Director (January 2000 to May 2000), Chairman (January 1999 to December 1999), Chairman and Chief Executive Officer (January 1998 to December 1998) and President, Chairman and Chief Executive Officer (1983-1997) of People’s Bank.

Robert E. La Blanc (71), Trustee since 2003(3) Oversees 85 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1981) of Robert E. La Blanc Associates, Inc. (telecommunications).

Other Directorships held:(4) Director of Chartered Semiconductor Manufacturing, Ltd. (since 1998); Computer Associates International, Inc. (software company) (since 2002); FiberNet Telecom Group, Inc. (telecom company) (since 2003).

Douglas H. McCorkindale (66), Trustee since 1998(3) Oversees 85 portfolios in Fund complex

Principal occupations (last 5 years): Chairman (since February 2001), formerly Chief Executive Officer (June 2000-July 2005) and President (September 1997-July 2005) of Gannett Co. Inc. (publishing and media); formerly Vice Chairman (March 1984-May 2000) of Gannett Co., Inc.

Other Directorships held:(4) Director of Gannett Co. Inc., Director of Continental Airlines, Inc. (since May 1993); Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).

Richard A. Redeker (62), Trustee since 1998(3) Oversees 85 portfolios in Fund complex

Principal occupations (last 5 years): Management Consultant; Director (since 2001) and Chairman of the Board (since 2006) of Invesmart, Inc. and Director of Penn Tank Lines, Inc. (since 1999).

Dryden Core Investment Fund	35

Robin B. Smith (66), Trustee since 1998(3) Oversees 85 portfolios in Fund complex

Principal occupations (last 5 years): Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.

Other Directorships held:(4) Director of BellSouth Corporation (since 1992).

Stephen G. Stoneburn (62), Trustee since 2003(3) Oversees 85 portfolios in Fund complex

Principal occupations (last 5 years): President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (a publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media and Senior Vice President of Fairchild Publications, Inc. (1975-1989).

Clay T. Whitehead (67), Trustee since 1998(3) Oversees 85 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1983) of XCO (new business development firm).

Interested Directors(1)

Judy A. Rice (58), President since 2003 and Trustee since 2000(3) Oversees 81 portfolios in Fund complex

Principal occupations (last 5 years): President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (since February 2003) of Prudential Investments LLC; Vice President (since February 1999) of Prudential Investment Management Services LLC; President, Chief Executive Officer and Officer-In-Charge (since April 2003) of Prudential Mutual Fund Services LLC; Director (since May 2003) and Executive Vice President (since June 2005) of American Skandia Investment Services, Inc.; formerly Executive Vice President (September 1999-February 2003) of Prudential Investments LLC; Member of Board of Governors of the Money Management Institute.

Robert F. Gunia (59), Vice President and Trustee since 1997(3) Oversees 158 portfolios in Fund complex

Principal occupations (last 5 years): Chief Administrative Officer (since September 1999) and Executive Vice President (since December 1996) of Prudential Investments LLC; President (since April 1999) of Prudential Investment Management Services LLC; Executive Vice President (since March 1999) and Treasurer (since May 2000) of Prudential Mutual Fund Services LLC.

Other Directorships held:(4) Vice President and Director (since May 1989) and Treasurer (since 1999) of The Asia Pacific Fund, Inc.

Information pertaining to the Officers of the Fund who are not also Trustees is set forth below.

Officers(2)

Kathryn L. Quirk (53), Chief Legal Officer since 2005(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since September 2004) of Prudential; Executive Vice President, Chief Legal Officer and Secretary (since July 2005) of Prudential Investments LLC and Prudential Mutual Fund Services LLC; formerly Managing Director, General Counsel, Chief Compliance Officer, Chief Risk Officer and Corporate Secretary (1997-2002) of Zurich Scudder Investments, Inc.

36	Visit our website at www.jennisondryden.com

Deborah A. Docs (48), Secretary since 2005(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since January 2001) of Prudential; Chief Legal Officer of the High Yield Income Fund, Inc. and The High Yield Plus Fund, Inc.; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PI; formerly Vice President and Assistant Secretary (May 2003-June 2005) of American Skandia Investment Services, Inc.

Jonathan D. Shain (47), Assistant Secretary since 2005(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PI; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of American Skandia Investment Services, Inc.

Claudia DiGiacomo (31), Assistant Secretary since 2005(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown Wood LLP (1999-2004).

Helene Gurian (52), Acting Anti-Money Laundering Compliance Officer since 2006(3)

Principal occupations (last 5 years): Vice President, Prudential (since July 1997); Vice President, Compliance (July 1997-January 2001); Vice President, Compliance and Risk Officer, Retail Distribution (January 2001-May 2002); Vice President, Corporate Investigations (May 2002-present) responsible for supervision of Prudential’s fraud investigations, anti-money laundering program and high technology investigation unit.

Lee D. Augsburger (46), Chief Compliance Officer since 2004(3)

Principal occupations (last 5 years): Senior Vice President and Chief Compliance Officer (since April 2003) of PI; Vice President (since November 2000) and Chief Compliance Officer (since October 2000) of Prudential Investment Management, Inc.; Chief Compliance Officer and Senior Vice President (since May 2003) of American Skandia Investment Services, Inc.

Grace C. Torres (46), Treasurer and Principal Financial and Accounting Officer since 1997(3)

Principal occupations (last 5 years): Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of PI; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of American Skandia Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of American Skandia Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of American Skandia Investment Services, Inc.

John P. Schwartz (34), Assistant Secretary since 2006(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since April 2005) of Prudential; Vice President and Assistant Secretary (since December 2005) of PI; Associate at Sidley, Austin Brown & Wood LLP (1997-2005).

M. Sadiq Peshimam (42), Assistant Treasurer since 2006(3)

Principal occupations (last 5 years): Vice President (since 2005) and Director (since 2000) within Prudential Mutual Fund Administration.

Jack Benintende (41), Assistant Treasurer since 2006(3)

Principal occupations (last 5 years): Vice President (since June 2000) within Prudential Mutual Fund Administration; Assistant Treasurer (since September 2004) of The High Field Plus Fund, Inc.; formerly Assistant Treasurer (2000-October 2004) of Aberdeen Asia-Pacific Income Fund, Inc. and Aberdeen Australia Equity Fund, Inc.; senior manager within the investment management practice of PricewaterhouseCoopers LLP (May 1994 through June 2000).

Dryden Core Investment Fund	37

†	The Fund Complex consists of all investment companies managed by PI. The Funds for which PI serves as manager include Jennison Dryden Mutual Funds, Strategic Partners Funds, The Prudential Variable Contract Accounts 2, 10, 11. The Target Portfolio Trust, The Prudential Series Fund, American Skandia Trust, and Prudential’s Gibraltar Fund, Inc.

(1)	“Interested” Trustee, as defined in the 1940 Act, by reason of employment with the Manager (Prudential Investments LLC or PI), the Subadviser or the Distributor (Prudential Investment Management Services LLC or PIMS).

(2)	Unless otherwise noted, the address of the Trustees and Officers is c/o: Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.

(3)	There is no set term of office for Trustees and Officers. The Independent Trustees have adopted a retirement policy, which calls for the retirement of Trustees on December 31 of the year in which they reach the age of 75. The table shows the individuals length of service as Trustee and/or Officer.

(4)	This includes only directorships of companies required to register, or file reports with the SEC under the Securities and Exchange Act of 1934 (that is, “public companies”) or other investment companies registered under the 1940 Act.

Additional Information about the Fund’s Trustees is included in the Fund’s Statement of Additional Information which is available without charge, upon request, by calling (800) 521-7466 or (732) 482-7555 (Calling from outside the U.S.)

38	Visit our website at www.jennisondryden.com

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 973-367-7521, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. David Carson, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended January 31, 2006 and January 31, 2005, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $37,500 and $15,400, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

None.

(c)	Tax Fees

None.

(d)	All Other Fees

None.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process, will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e)(2)	Percentage of services referred to in 4(b)- (4)(d) that were approved by the audit committee –

Not applicable.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

Not applicable.

(g)	Non-Audit Fees

Not applicable to Registrant for the fiscal years 2006 and 2005. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years 2006 and 2005 was $51,000 and $33,500, respectively.

(h)	Principal Accountants Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a) (1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Core Investment Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date March 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date March 30, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer
Date March 30, 2006

*	Print the name and title of each signing officer under his or her signature.